LOANS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of loans and capital leases [abstract]
Schedule of Loans and Capital Leases
	December 31,
	2019	2018
	U.S. Dollars in thousands

Bank loans	746	688
Less current maturities of bank loans	257	452
Total Long term bank loans	$489	$1,140

Schedule of right-of-use assets composition and changes in lease liabilities

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities (2)
	U.S Dollars in thousands
As of January 1, 2019 (1)	$3,466	$663	$32	$4,161	$4,855
Additions to right -of -use assets	-	874		874	870
Write-off	-	(57)		(57)	(60)
Depreciation expense	(433)	(517)	(6)	(956)	-
Exchange rate differences	-	-		-	406
Repayment of lease liabilities	-	-		-	(1,070)
As of December 31, 2019	$3,033	$989	$26	$4,022	$5,001

(1)

Following the initial application of IFRS 16, on January 1, 2019 , the Company recorded operating lease commitment classified as a lease liability at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,022, $663 and $32 thousands, respectively. Also refer to Note 2ii.

The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

Schedule of Consolidated statements

Below is the Consolidated Statements of Profit or Loss and Other Comprehensive Income impact for the year ended December 31, 2019

Expense decrease (increase)
For the year ended on December 31, 2019
U.S Dollars in thousands
Operating lease expense	$1,182
Depreciation of right of use assets	(956)
Operating income	226

Finance expense	(212)
Net Income (loss)	$14

Below is the Consolidated Statements of cash flow impact for the year ended December 31, 2019

	According to the previous accounting policy	Difference	According to the current accounting policy
		U.S Dollars in thousands
For the year ended on December 31, 2019

Cash flows from operating activities	$26,501	$1,070	$27,571
Cash flows from financing activities	$(460)	$(1,070)	$(1,530)

Schedule of maturity analysis of lease liabilities

Maturity analysis of the Company's lease liabilities (including interest)

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,198	$1,000	$797	$1,352	1,364	$5,711